General and Administrative (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of General and Administrative Expense

	For the years ended
	December 31, 2024	December 31, 2023	December 31, 2022
Salaries and compensation	$3,942,187	$3,391,346	$3,223,218
Royalties	773,021	2,242,613	1,163,498
Professional fees	648,528	820,047	552,975
Investor relations	210,464	236,441	592,155
Office	178,592	230,472	119,999
Advertising	167,671	123,293	519,321
Filing and transfer fees	92,502	111,987	96,701
Travel	147,161	114,335	87,285
Penalties	53	19,763	30,208
Bank charges and other	22,714	4,675	12,140
	$6,182,893	$7,294,972	$6,397,500